Document and Entity Information	Oct. 06, 2020
Cover [Abstract]
Entity Registrant Name	NN INC
Amendment Flag	false
Entity Central Index Key	0000918541
Document Type	8-K
Document Period End Date	Oct. 06, 2020
Entity Incorporation State Country Code	DE
Entity File Number	000-23486
Entity Tax Identification Number	62-1096725
Entity Address, Address Line One	6210 Ardrey Kell Road
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28277
City Area Code	(980)
Local Phone Number	264-4300
Security 12g Title	Common Stock, par value $0.01
Trading Symbol	NNBR
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false